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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-02565

ING Money Market Portfolio

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Money Market Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Money Market Portfolio	as of March 31, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
ASSET BACKED COMMERCIAL PAPER: 35.1%
16,250,000		CAFCO LLC, 0.270%,due 04/03/12	$16,249,756	1.5
15,000,000		CAFCO LLC, 0.277%,due 04/05/12	14,999,541	1.4
14,000,000		CAFCO LLC, 0.505%,due 07/02/12	13,982,015	1.3
33,500,000		Ciesco LLC, 0.285%,due 04/02/12	33,499,737	3.0
12,000,000		Ciesco LLC, 0.501%,due 07/03/12	11,984,500	1.1
2,850,000		Concord Minutemen Capital Co., 0.793%,due 06/01/12	2,846,185	0.3
26,750,000		Concord Minutemen Capital Co., 0.854%,due 10/01/12	26,634,418	2.4
16,400,000		Concord Minutemen Capital Co., 0.854%,due 07/02/12	16,364,457	1.5
4,000,000		Crown Point Capital Co., 0.793%,due 06/22/12	3,992,802	0.4
22,250,000		Crown Point Capital Co., 0.854%,due 10/01/12	22,153,861	2.0
19,250,000		Crown Point Capital Co., 0.874%,due 07/02/12	19,207,201	1.7
30,500,000		Jupiter Securitization Company LLC, 0.321%,due 07/02/12	30,475,058	2.8
15,500,000		Jupiter Securitization Company LLC, 0.321%,due 09/21/12	15,476,165	1.4
17,750,000		Old Line Funding LLC, 0.215%,due 06/08/12	17,742,770	1.6
1,750,000		Old Line Funding LLC, 0.240%,due 05/01/12	1,749,650	0.2
26,500,000		Old Line Funding LLC, 0.300%,due 05/18/12	26,489,621	2.4
44,750,000		Thunder Bay Funding LLC, 0.401%,due 04/02/12	44,749,664	4.1
10,500,000		Variable Funding Capital, 0.120%,due 04/11/12	10,499,650	0.9
4,250,000		Variable Funding Capital, 0.120%,due 04/03/12	4,249,864	0.4
31,250,000		Variable Funding Capital, 0.130%,due 06/05/12	31,242,665	2.8
20,750,000		Windmill Funding Corp., 0.470%,due 05/24/12	20,735,642	1.9
		Total Asset Backed Commercial Paper
		(Cost $385,325,222)	385,325,222	35.1
CERTIFICATE OF DEPOSIT: 2.1%
10,250,000		Credit Suisse New York, 0.385%,due 01/08/12	10,250,000	0.9
9,000,000		Deutsche Bank NY, 0.729%,due 02/21/12	9,000,000	0.8
2,500,000		Svenska Handelsbanken AB, 0.435%,due 04/09/12	2,500,175	0.2
1,750,000		Toronto Dominion Bank NY, 0.090%,due 04/09/12	1,750,000	0.2
		Total Certificate of Deposit
		(Cost $23,500,175)	23,500,175	2.1
COMMERCIAL PAPER: 1.3%
4,250,000		Westpac Securities NZ Ltd., 0.725%,due 03/08/13	4,221,015	0.4
10,500,000		Windmill Funding Corp., 0.450%,due 05/09/12	10,495,012	0.9
		Total Commercial Paper
		(Cost $14,716,027)	14,716,027	1.3
FINANCIAL COMPANY COMMERCIAL PAPER: 21.7%
12,500,000		ANZ National Int’l Ltd., 0.500%,due 07/13/12	12,482,118	1.1
12,000,000		ASB Finance Ltd. London, 0.517%,due 08/20/12	11,975,795	1.1
1,000,000		Australia and New Zealand Banking Group, 0.200%,due 04/05/12	999,978	0.1
16,750,000		Australia and New Zealand Banking Group, 0.541%,due 06/29/12	16,727,639	1.5
8,000,000		Australia and New Zealand Banking Group, 0.572%,due 07/17/12	7,986,447	0.7
20,750,000		Barclays US Funding LLC, 0.120%,due 04/09/12	20,749,447	1.9
41,750,000		Catepillar Financial Service Corp, 0.120%,due 04/12/12	41,748,469	3.8
11,750,000	#	Commonwealth Bank of Australia, 0.313%,due 05/18/12	11,748,326	1.1
11,750,000		Deutsche Bank Financial LLC, 0.430%,due 07/02/12	11,737,088	1.1
4,350,000		Rabobank USA Financial Corp, 0.420%,due 04/13/12	4,349,391	0.4
8,250,000		Rabobank USA Financial Corp, 0.461%,due 04/04/12	8,249,684	0.8
30,750,000		Standard Chartered Bank, 0.521%,due 04/02/12	30,749,556	2.8
19,764,000		Toronto Dominion Holdings USA, 0.180%,due 04/16/12	19,762,518	1.8
20,250,000		Toronto Dominion Holdings USA, 0.310%,due 07/02/12	20,233,957	1.8

PORTFOLIO OF INVESTMENTS
ING Money Market Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
FINANCIAL COMPANY COMMERCIAL PAPER (continued)
19,000,000		Westpac Securities NZ Ltd., 0.561%,due 07/05/12	$18,971,922	1.7
		Total Financial Company Commercial Paper
		(Cost $238,472,335)	238,472,335	21.7
Government Agency Repurchase Agreement: 18.0%
144,517,000		Deutsche Bank AG Repurchase Agreement dated 03/30/12, 0.100%, due 04/02/12, $144,518,204 to be received upon repurchase (Collateralized by $147,050,000, FHOR & FNSM, 0.850-3.810%, Market Value plus accrued interest $147,407,508 due 10/24/2014-03/05/2032)	144,517,000	13.2
53,000,000		Goldman Sachs Repurchase Agreement dated 03/30/12, 0.080%, due 04/02/12, $53,000,353 to be received upon repurchase (Collateralized by $54,370,000 FHOR, 3.820%, Market Value plus accrued interest $54,060,242, due 03/05/2032)	53,000,000	4.8
		Total Government Agency Repurchase Agreement
		(Cost $197,517,000)	197,517,000	18.0
Other Commercial Paper: 1.9%
21,000,000		Pepsico, Inc., 0.080%,due 04/10/12	20,999,580	1.9
		Total Other Commercial Paper
		(Cost $20,999,580)	20,999,580	1.9
Other Instrument: 3.3%
36,000,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.096%,due 01/03/12	36,000,000	3.3
		Total Other Instrument
		(Cost $36,000,000)	36,000,000	3.3
Other Note: 13.6%
8,250,000	#	American Honda Finance, 0.729%,due 02/20/12	8,250,000	0.8
9,250,000	#	American Honda Finance, 0.817%,due 04/17/12	9,250,000	0.8
3,000,000	#	ANZ National Int’l Ltd., 2.375%,due 12/21/12	3,033,678	0.3
10,400,000	#	Commonwealth Bank of Australia, 1.250%,due 05/10/12	10,433,545	0.9
7,250,000		General Electric Capital Corp., 5.000%,due 10/19/12	7,422,497	0.7
1,250,000		General Electric Co., 5.000%,due 02/01/13	1,295,679	0.1
600,000	#	HSBC Bank PLC, 0.987%,due 08/03/12	600,594	0.1
141,000		JPMorgan Chase Bank, 0.230%,due 04/26/12	140,978	0.0
18,000,000	#	Rabobank Nederland, 0.601%,due 02/16/12	18,005,948	1.6
7,000,000		Royal Bank of Canada NY, 0.941%,due 03/30/12	7,013,606	0.6
15,250,000	#	Royal Bank of Canada, 0.631%,due 03/30/12	15,250,000	1.4
14,000,000	#	Svenska Handelsbanken AB, 0.611%,due 03/08/12	14,000,000	1.3
2,284,000		Total Capital SA, 5.000%,due 05/22/12	2,298,294	0.2
20,000,000		Toyota Motor Credit Corp., 0.809%,due 04/11/12	20,000,000	1.8
2,000,000		US Bank NA, 0.779%,due 04/26/12	2,003,080	0.2
1,250,000		Wachovia Corp., 0.383%,due 04/23/12	1,249,947	0.1
10,500,000		Wal-Mart Stores, Inc., 0.420%,due 06/01/12	10,586,430	1.0
18,500,000		Westpac Banking Corp, 0.031%,due 03/27/12	18,500,000	1.7
		Total Other Note
		(Cost $149,334,276)	149,334,276	13.6
Treasury Debt: 0.3%
2,750,000		Treasury Bill, 0.143%,due 09/20/12	2,748,128	0.3

		Total Treasury Debt
		(Cost $2,748,128)	2,748,128	0.3
		Total Investments in Securities (Cost $1,068,612,743)*	$1,068,612,743	97.3
		Assets in Excess of Other Liabilities	29,790,828	2.7
		Net Assets	$1,098,403,571	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
		Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$—
		Gross Unrealized Depreciation	—
		Net Unrealized Depreciation	$—

PORTFOLIO OF INVESTMENTS
ING Money Market Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Certificate of Deposit	$—	$23,500,175	$—	$23,500,175
Commercial Paper	—	14,716,027	—	14,716,027
Other Commercial Paper	—	20,999,580	—	20,999,580
Treasury Debt	—	2,748,128	—	2,748,128
Government Agency Repurchase Agreement	—	197,517,000	—	197,517,000
Other Instrument	36,000,000	—	—	36,000,000
Financial Company Commercial Paper	—	238,472,335	—	238,472,335
Other Note	—	149,334,276	—	149,334,276
Asset Backed Commercial Paper	—	385,325,222	—	385,325,222
Total Investments, at value	$36,000,000	$1,032,612,743	$—	$1,068,612,743

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Money Market Portfolio
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 24, 2012
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 24, 2012